Accounts Receivable	6 Months Ended
Jun. 30, 2026
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

NOTE 4 — ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	As of
	June 30,	December 31,
	2026	2025
Accounts receivable:	$4,242,678	$7,070,814

The Company’s accounts receivable primarily arise from the sales of products to its customers in the ordinary course of business. As of June 30, 2026, the accounts receivable balance was $4,242,678, representing a decrease from $7,070,814 as of December 31, 2025, which was primarily driven by accelerated collections during the six months ended June 30, 2026. As of June 30, 2026 and December 31, 2025, the aging of all the Company’s accounts receivable was less than 12 months. Based on the historical collection experience, current economic conditions, and the short-term nature of these balances, the Company determined that the risk of expected credit losses was remote. Accordingly, no allowance for credit losses was deemed necessary or recorded as of June 30, 2026 and December 31, 2025.